INCOME TAXES	12 Months Ended
Nov. 30, 2012
INCOME TAXES [Text Block]
10.	INCOME TAXES

The Company has certain non-capital losses of approximately $12,453,120 (2011: $11,387,337) available, which can be applied against future taxable income and which expire as follows:

2025	$188,494
2026	$609,991
2027	$1,731,495
2028	$3,174,989
2029	$2,792,560
2030	$2,044,857
2031	$854,218
2032	$1,056,516
$12,453,120

Reconciliation of statutory tax rate to the effective income tax rate is as follows:

Federal statutory income tax rate	35.0%
Deferred tax asset valuation allowance	(35.0)%
Effective rate	(0.0)%

Deferred tax asset components as of November 30, 2012 and 2011 are as follows:

	2012	2011
Operating losses available to offset future income-taxes	$12,453,120	$11,387,337

Expected Income tax recovery at statutory rate of 35% (2011: 35.0%)	$(4,358,592)	$(3,985,568)
Valuation Allowance	$4,358,592	$3,985,568
Net deferred tax assets	-	-

As the company is in the development stage and has not yet earned any revenue, it has provided a 100 per cent valuation allowance on the net deferred tax asset as of November 30, 2012 and 2011.